Investments in associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of financial position
Non-current assets	€ 124,859	€ 126,471
Current assets	30,662	27,578
Total Assets	155,521	154,049
Equity shareholders' funds	64,483	57,073	€ 57,768	€ 62,625
Non-controlling interests	1,084	2,290
Non-current liabilities	56,454	63,329
Current liabilities	34,584	33,647
Cash and cash equivalents within current assets	11,705	7,496
Dividend received	617	638	628
INWIT S.p.A. [Member] | Joint ventures where entity is venturer
Statement of financial position
Non-current assets		14,532
Current assets		270
Total Assets		14,802
Equity shareholders' funds		8,595
Non-current liabilities		5,672
Current liabilities		535
Cash and cash equivalents within current assets		96
Non-current liabilities excluding trade and other payables and provisions		5,420
Current liabilities excluding trade and other payables and provisions		319
Safaricom Limited | Associates [member]
Statement of financial position
Non-current assets	3,007	2,173
Current assets	436	510
Total Assets	3,443	2,683
Equity shareholders' funds	1,269	1,066
Non-controlling interests	532	312
Non-current liabilities	753	558
Current liabilities	889	747
Cash and cash equivalents within current assets	127	241
Non-current liabilities excluding trade and other payables and provisions	500	465
Current liabilities excluding trade and other payables and provisions	322	241
Indus Towers Limited | Associates [member]
Statement of financial position
Non-current assets	5,243	5,359
Current assets	1,081	1,685
Total Assets	6,324	7,044
Equity shareholders' funds	3,453	3,774
Non-current liabilities	1,954	2,101
Current liabilities	917	1,169
Cash and cash equivalents within current assets	3	278
Non-current liabilities excluding trade and other payables and provisions	1,665	1,795
Current liabilities excluding trade and other payables and provisions	491	638
Safaricom Limited
Statement of financial position
Dividend received	250	170	171
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	18,162	17,267
Current assets	2,174	2,693
Total Assets	20,336	19,960
Equity shareholders' funds	(10,760)	(10,214)
Non-current liabilities	24,730	23,266
Current liabilities	6,366	6,908
Cash and cash equivalents within current assets	96	365
Non-current liabilities excluding trade and other payables and provisions	24,707	23,241
Current liabilities excluding trade and other payables and provisions	2,699	3,334
Vodafone Idea Limited | Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds	(10,760)	(10,214)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Dividend received	165	350	209
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	16,570	16,521
Current assets	719	739
Total Assets	17,289	17,260
Equity shareholders' funds	1,586	1,643
Non-current liabilities	13,299	13,187
Current liabilities	2,404	2,430
Cash and cash equivalents within current assets	20	190
Non-current liabilities excluding trade and other payables and provisions	13,138	13,007
Current liabilities excluding trade and other payables and provisions	1,247	1,282
VodafoneZiggo Group Holding B.V. [Member] | VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Equity shareholders' funds	1,586	1,643
INWIT S.p.A. [Member]
Statement of financial position
Dividend received	103	96	42
INWIT S.p.A. [Member] | INWIT S.p.A. [Member]
Statement of financial position
Equity shareholders' funds		8,595	8,801
TPG Telecom Limited
Statement of financial position
Dividend received	24	22	€ 0
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	9,823	10,638
Current assets	1,009	898
Total Assets	10,832	11,536
Equity shareholders' funds	3,019	3,129
Non-current liabilities	6,702	7,227
Current liabilities	1,111	1,180
Cash and cash equivalents within current assets	290	435
Non-current liabilities excluding trade and other payables and provisions	6,595	7,173
Current liabilities excluding trade and other payables and provisions	86	121
TPG Telecom Limited | TPG Telecom Limited
Statement of financial position
Equity shareholders' funds	3,019	€ 3,129
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	23,878
Current assets	749
Total Assets	24,627
Equity shareholders' funds	13,450
Non-controlling interests	1,262
Non-current liabilities	6,709
Current liabilities	3,206
Cash and cash equivalents within current assets	224
Non-current liabilities excluding trade and other payables and provisions	6,215
Current liabilities excluding trade and other payables and provisions	€ 2,409